UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-05689

DWS Multi-Market Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2011 Semiannual Report to Shareholders

DWS Multi-Market Income Trust Ticker Symbol: KMM

Contents
4 Performance Summary
6 Portfolio Summary
8 Investment Portfolio
27 Statement of Assets and Liabilities
29 Statement of Operations
30 Statement of Cash Flows
31 Statement of Changes in Net Assets
32 Financial Highlights
34 Notes to Financial Statements
44 Shareholder Meeting Results
45 Dividend Reinvestment Plan
47 Additional Information
48 Privacy Statement

The fund's investment objective is to provide high current income consistent with prudent total return asset management.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2011

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.
Average Annual Total Returns as of 5/31/11
DWS Multi-Market Income Trust	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	8.32%	20.64%	13.43%	10.88%	11.97%
Based on Market Price(a)	13.10%	39.93%	20.49%	12.24%	11.91%
Credit Suisse High Yield Index(b)	7.61%	16.82%	10.76%	8.73%	9.08%
Lipper Closed-End General Bond Funds Category(c)	7.48%	16.51%	10.08%	7.75%	8.94%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares traded during the period.

(b) The Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

(c) Lipper's Closed-End General Bond Funds category represents funds that have no quality or maturity restrictions, can use leverage and tend to invest in lower-grade debt issues. Lipper figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Lipper Inc. as falling into the Closed-End General Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Lipper category.
Net Asset Value and Market Price
	As of 5/31/11	As of 11/30/10
Net Asset Value	$10.09	$9.75
Market Price	$11.00	$10.17

Prices and net asset value fluctuate and are not guaranteed.
Distribution Information
Six Months as of 5/31/11: Income Dividends	$.45
May Income Dividend	$.0770
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/11+	9.16%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/11+	8.40%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed, and will fluctuate.
Lipper Rankings — Closed-End General Bond Funds Category as of 5/31/11
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	5	of	12	39
3-Year	4	of	10	37
5-Year	3	of	10	28
10-Year	1	of	6	15

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	5/31/11	11/30/10

Corporate Bonds	84%	80%
Government & Agency Obligations	7%	9%
Loan Participations and Assignments	6%	7%
Cash Equivalents	2%	3%
Preferred Securities	1%	1%
	100%	100%

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	5/31/11	11/30/10

Consumer Discretionary	16%	14%
Financials	16%	18%
Telecommunication Services	13%	10%
Materials	12%	12%
Industrials	11%	8%
Energy	8%	10%
Emerging-Market Sovereign Bonds	7%	9%
Information Technology	5%	4%
Health Care	5%	8%
Consumer Staples	4%	4%
Utilities	3%	3%
	100%	100%

Quality (Excludes Cash Equivalents and Securities Lending Collateral)	5/31/11	11/30/10

A	1%	1%
BBB	8%	8%
BB	29%	28%
B	44%	48%
Below B	15%	13%
Not Rated	3%	2%
	100%	100%

Asset allocation, sector diversification and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	5/31/11	11/30/10

Effective Maturity	8.0 years	9.0 years
Effective Duration	5.7 years	5.6 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Interest rate sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 8. A Fact Sheet is available upon request. Please see the Additional Information section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or about the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Portfolio as of May 31, 2011 (Unaudited)
		Principal Amount ($) (a)	Value ($)

Corporate Bonds 113.7%
Consumer Discretionary 19.7%
Allison Transmission, Inc., 144A, 7.125%, 5/15/2019		195,000	193,538
AMC Entertainment, Inc.:
8.0%, 3/1/2014		355,000	358,550
8.75%, 6/1/2019		735,000	789,206
American Achievement Corp., 144A, 10.875%, 4/15/2016		180,000	168,750
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		255,000	257,550
144A, 8.375%, 11/15/2020		300,000	312,750
AutoNation, Inc., 6.75%, 4/15/2018		1,440,000	1,508,400
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		365,000	378,231
9.625%, 3/15/2018		160,000	175,600
Beazer Homes USA, Inc., 9.125%, 6/15/2018		95,000	90,250
Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014		280,000	284,900
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		695,000	735,831
Burlington Coat Factory Warehouse Corp., 144A, 10.0%, 2/15/2019		310,000	310,775
Cablevision Systems Corp.:
7.75%, 4/15/2018		1,855,000	2,012,675
8.0%, 4/15/2020		85,000	93,288
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		520,000	481,000
11.25%, 6/1/2017		1,745,000	1,963,125
12.75%, 4/15/2018		190,000	194,750
CanWest LP, 144A, 9.25%, 8/1/2015*		205,000	34,850
Carrols Corp., 9.0%, 1/15/2013		130,000	130,325
CCO Holdings LLC:
7.0%, 1/15/2019		165,000	168,506
7.25%, 10/30/2017		690,000	717,600
7.875%, 4/30/2018		4,645,000	4,923,700
8.125%, 4/30/2020		95,000	102,719
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		2,075,000	2,204,687
Chrysler Group LLC, 144A, 8.0%, 6/15/2019		200,000	199,500
Cinemark USA, Inc., 144A, 7.375%, 6/15/2021		125,000	125,000
Claire's Stores, Inc.:
144A, 8.875%, 3/15/2019		235,000	225,600
9.625%, 6/1/2015 (PIK)		80,000	75,650
Clear Channel Communications, Inc., 144A, 9.0%, 3/1/2021		100,000	100,250
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		115,000	125,350
Series B, 9.25%, 12/15/2017		175,000	191,188
CSC Holdings LLC, 8.5%, 6/15/2015		1,250,000	1,356,250
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		95,000	95,000
DineEquity, Inc., 144A, 9.5%, 10/30/2018		665,000	728,175
DISH DBS Corp.:
6.625%, 10/1/2014		355,000	378,075
144A, 6.75%, 6/1/2021		110,000	111,100
7.125%, 2/1/2016		345,000	368,288
Dunkin' Brands Inc., 144A, 9.625%, 12/1/2018		99,000	99,865
EH Holding Corp., 144A, 7.625%, 6/15/2021 (b)		335,000	342,538
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		290,000	145
Ford Motor Co., 7.45%, 7/16/2031		260,000	295,227
Gannett Co., Inc.:
144A, 6.375%, 9/1/2015		370,000	386,650
144A, 7.125%, 9/1/2018		370,000	373,700
8.75%, 11/15/2014		160,000	182,400
9.375%, 11/15/2017		320,000	359,200
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		104,000	117,780
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		220,000	224,950
Hertz Corp.:
144A, 6.75%, 4/15/2019		905,000	914,050
144A, 7.5%, 10/15/2018		1,195,000	1,254,750
8.875%, 1/1/2014		89,000	91,225
J. Crew Group, Inc., 144A, 8.125%, 3/1/2019 (c)		285,000	273,600
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		150,000	156,188
Lear Corp.:
7.875%, 3/15/2018		145,000	158,956
8.125%, 3/15/2020		150,000	164,813
Levi Strauss & Co., 7.625%, 5/15/2020		480,000	486,000
Limited Brands, Inc., 7.0%, 5/1/2020		230,000	247,250
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		390,000	401,212
Macy's Retail Holdings, Inc., 8.125%, 7/15/2015		60,000	72,000
Mediacom Broadband LLC, 8.5%, 10/15/2015 (c)		835,000	867,356
Mediacom LLC, 9.125%, 8/15/2019 (c)		530,000	575,050
MGM Resorts International:
7.5%, 6/1/2016		140,000	137,200
7.625%, 1/15/2017		390,000	381,225
9.0%, 3/15/2020		590,000	656,375
144A, 10.0%, 11/1/2016		160,000	173,600
10.375%, 5/15/2014		275,000	317,625
11.125%, 11/15/2017		345,000	400,200
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		95,000	98,800
Musketeer GmbH, 144A, 9.5%, 3/15/2021	EUR	185,000	290,194
Needle Merger Sub Corp., 144A, 8.125%, 3/15/2019		195,000	197,438
Neiman Marcus Group, Inc., 10.375%, 10/15/2015		100,000	105,250
Norcraft Companies LP, 10.5%, 12/15/2015		620,000	649,450
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		285,000	294,975
Penske Automotive Group, Inc., 7.75%, 12/15/2016		985,000	1,014,550
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		225,000	241,313
Phillips-Van Heusen Corp., 7.375%, 5/15/2020		300,000	324,000
Regal Entertainment Group, 9.125%, 8/15/2018		250,000	265,625
Sabre Holdings Corp., 8.35%, 3/15/2016		375,000	339,375
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		450,000	414,000
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		330,000	346,500
144A, 7.804%, 10/1/2020		535,000	540,928
Simmons Bedding Co., 144A, 11.25%, 7/15/2015		190,000	202,350
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		425,000	474,937
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		350,000	373,625
Standard Pacific Corp.:
8.375%, 5/15/2018		375,000	381,562
10.75%, 9/15/2016		300,000	346,500
Toys "R" Us, Inc., 7.375%, 10/15/2018		330,000	330,000
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		260,000	270,400
Travelport LLC:
4.936%**, 9/1/2014		185,000	160,950
9.0%, 3/1/2016		250,000	219,375
11.875%, 9/1/2016		270,000	234,900
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	610,000	970,025
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,285,000	1,365,312
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		85,000	85,000
144A, 7.875%, 11/1/2020		185,000	196,100
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	280,000	412,014
144A, 9.75%, 4/15/2018	EUR	595,000	924,765
Vail Resorts, Inc., 144A, 6.5%, 5/1/2019		180,000	183,825
Valassis Communications, Inc., 144A, 6.625%, 2/1/2021		245,000	243,469
Videotron Ltd., 9.125%, 4/15/2018		310,000	346,425
Visant Corp., 10.0%, 10/1/2017		305,000	322,538
Visteon Corp., 144A, 6.75%, 4/15/2019		610,000	591,700
Wynn Las Vegas LLC:
7.75%, 8/15/2020		370,000	405,612
7.875%, 11/1/2017		950,000	1,042,625
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		240,000	264,300
			48,252,819
Consumer Staples 5.0%
Alliance One International, Inc., 10.0%, 7/15/2016		195,000	196,463
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		240,000	243,000
B&G Foods, Inc., 7.625%, 1/15/2018		340,000	365,500
Central Garden & Pet Co., 8.25%, 3/1/2018		280,000	294,875
Constellation Brands, Inc., 8.375%, 12/15/2014		810,000	928,462
Darling International, Inc., 144A, 8.5%, 12/15/2018		620,000	675,800
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		995,000	1,015,522
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		225,000	238,781
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		330,000	328,350
NBTY, Inc., 144A, 9.0%, 10/1/2018		185,000	198,412
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		975,000	965,250
Rite Aid Corp.:
7.5%, 3/1/2017		170,000	170,850
8.0%, 8/15/2020		375,000	403,594
10.25%, 10/15/2019 (c)		160,000	178,400
Smithfield Foods, Inc.:
7.75%, 7/1/2017		940,000	996,400
10.0%, 7/15/2014		3,155,000	3,691,350
Stater Bros. Holdings, Inc., 144A, 7.375%, 11/15/2018		240,000	249,600
SUPERVALU, Inc., 8.0%, 5/1/2016 (c)		245,000	255,106
Tops Holding Corp., 10.125%, 10/15/2015		440,000	470,250
TreeHouse Foods, Inc., 7.75%, 3/1/2018		185,000	199,800
U.S. Foodservice, 144A, 8.5%, 6/30/2019		145,000	146,088
			12,211,853
Energy 10.2%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		420,000	428,400
Alpha Natural Resources, Inc., 6.0%, 6/1/2019 (b)		500,000	503,125
Arch Coal, Inc., 7.25%, 10/1/2020		150,000	158,250
Berry Petroleum Co.:
6.75%, 11/1/2020		330,000	340,725
10.25%, 6/1/2014		325,000	375,375
Bill Barrett Corp., 9.875%, 7/15/2016		280,000	317,800
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		200,000	214,250
Brigham Exploration Co., 144A, 6.875%, 6/1/2019		165,000	165,825
Bristow Group, Inc., 7.5%, 9/15/2017		335,000	351,750
Calumet Specialty Products Partners LP, 144A, 9.375%, 5/1/2019		95,000	99,809
Chaparral Energy, Inc., 8.25%, 9/1/2021		450,000	465,750
Chesapeake Energy Corp.:
6.875%, 11/15/2020		190,000	199,975
9.5%, 2/15/2015		65,000	76,700
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		375,000	433,125
Cloud Peak Energy Resources LLC:
8.25%, 12/15/2017		165,000	179,850
8.5%, 12/15/2019		165,000	183,975
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		125,000	126,250
8.0%, 4/1/2017		830,000	908,850
8.25%, 4/1/2020		470,000	521,700
Continental Resources, Inc.:
7.125%, 4/1/2021		230,000	244,950
7.375%, 10/1/2020		245,000	262,150
8.25%, 10/1/2019		110,000	121,000
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		1,290,000	1,293,225
Crosstex Energy LP, 8.875%, 2/15/2018		425,000	461,125
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		585,000	604,012
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		390,000	390,000
El Paso Corp., 7.25%, 6/1/2018		405,000	476,512
Energy Transfer Equity LP, 7.5%, 10/15/2020		280,000	305,200
Frontier Oil Corp.:
6.875%, 11/15/2018		270,000	282,150
8.5%, 9/15/2016		140,000	151,550
Genesis Energy LP, 144A, 7.875%, 12/15/2018		335,000	335,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		475,000	510,031
Harvest Operations Corp., 144A, 6.875%, 10/1/2017		180,000	189,900
Holly Corp., 9.875%, 6/15/2017		620,000	695,950
Holly Energy Partners LP, 144A, 8.25%, 3/15/2018		410,000	432,550
Inergy LP:
144A, 6.875%, 8/1/2021		110,000	113,300
144A, 7.0%, 10/1/2018		460,000	473,800
Linn Energy LLC:
144A, 6.5%, 5/15/2019		425,000	425,000
144A, 7.75%, 2/1/2021		465,000	490,575
8.625%, 4/15/2020		390,000	427,050
MEG Energy Corp., 144A, 6.5%, 3/15/2021		325,000	327,438
Newfield Exploration Co., 7.125%, 5/15/2018		955,000	1,023,044
Niska Gas Storage US LLC, 8.875%, 3/15/2018		205,000	220,375
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		370,000	372,775
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015 (b)		25,000	27,500
Petrohawk Energy Corp.:
7.25%, 8/15/2018		950,000	996,312
7.875%, 6/1/2015		145,000	152,975
Plains Exploration & Production Co., 7.625%, 6/1/2018		465,000	494,063
Quicksilver Resources, Inc., 11.75%, 1/1/2016		565,000	655,400
Range Resources Corp., 6.75%, 8/1/2020		140,000	147,700
Regency Energy Partners LP:
6.875%, 12/1/2018		275,000	289,438
9.375%, 6/1/2016		650,000	737,750
Sabine Pass LNG LP:
7.25%, 11/30/2013		1,125,000	1,164,375
7.5%, 11/30/2016		615,000	631,912
SandRidge Energy, Inc., 144A, 7.5%, 3/15/2021		410,000	424,350
SESI LLC, 144A, 6.375%, 5/1/2019		335,000	334,163
Southwestern Energy Co., 7.5%, 2/1/2018		530,000	606,187
Stone Energy Corp.:
6.75%, 12/15/2014		525,000	523,688
8.625%, 2/1/2017		390,000	407,550
Venoco, Inc., 144A, 8.875%, 2/15/2019		410,000	415,125
Xinergy Corp., 144A, 9.25%, 5/15/2019		240,000	244,800
			24,933,434
Financials 18.6%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		510,000	522,750
Akbank TAS, 144A, 5.125%, 7/22/2015		480,000	480,576
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		540,000	503,550
Ally Financial, Inc.:
144A, 6.25%, 12/1/2017		740,000	762,317
8.0%, 3/15/2020		870,000	960,262
8.3%, 2/12/2015		280,000	312,200
Antero Resources Finance Corp., 9.375%, 12/1/2017		390,000	425,100
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		285,000	304,238
144A, 7.375%, 10/15/2017	EUR	180,000	266,161
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		325,000	195,813
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/15/2016		756,840	785,221
Bumble Bee Acquisiton Corp., 144A, 9.0%, 12/15/2017		430,000	441,825
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		420,000	457,800
Case New Holland, Inc.:
7.75%, 9/1/2013		1,110,000	1,207,125
144A, 7.875%, 12/1/2017		830,000	923,375
CIT Group, Inc.:
Series C, 144A, 5.25%, 4/1/2014		2,225,000	2,266,405
7.0%, 5/1/2015		409,700	412,773
7.0%, 5/1/2017		1,370,000	1,375,137
CPI International Acquisition, Inc., 144A, 8.0%, 2/15/2018		180,000	181,125
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		495,000	545,119
E*TRADE Financial Corp.:
6.75%, 6/1/2016		410,000	410,000
12.5%, 11/30/2017 (PIK)		733,000	881,432
Elster Finance BV, 144A, 6.25%, 4/15/2018	EUR	510,000	734,007
FCE Bank PLC, 9.375%, 1/17/2014	EUR	800,000	1,291,160
FelCor Escrow Holdings LLC, (REIT), 144A, 6.75%, 6/1/2019		290,000	288,550
Fibria Overseas Finance Ltd.:
144A, 6.75%, 3/3/2021		160,000	170,200
144A, 7.5%, 5/4/2020		293,000	325,113
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		585,000	580,060
6.625%, 8/15/2017		465,000	506,796
8.125%, 1/15/2020		1,410,000	1,655,877
Fresenius Medical Care US Finance, Inc., 144A, 5.75%, 2/15/2021		255,000	250,538
Fresenius US Finance II, Inc., 144A, 9.0%, 7/15/2015		300,000	343,125
Giraffe Acquisition Corp., 144A, 9.125%, 12/1/2018		225,000	209,813
Hellas Telecommunications Finance SCA, 144A, 8.985%**, 7/15/2015 (PIK)*	EUR	278,431	240
Hexion US Finance Corp., 8.875%, 2/1/2018		2,260,000	2,426,675
Host Hotels & Resorts, Inc., Series W, (REIT), 144A, 5.875%, 6/15/2019		335,000	336,675
Inmarsat Finance PLC, 144A, 7.375%, 12/1/2017		955,000	1,012,300
International Lease Finance Corp.:
5.75%, 5/15/2016		155,000	156,243
6.25%, 5/15/2019		390,000	391,468
8.625%, 9/15/2015		300,000	332,625
8.75%, 3/15/2017		1,365,000	1,545,862
iPayment, Inc., 9.75%, 5/15/2014		225,000	230,625
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		610,000	638,212
Kinder Morgan Finance Co., ULC, 5.7%, 1/5/2016		910,000	965,737
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019 (b)		290,000	292,900
MPT Operating Partnership LP, (REIT), 144A, 6.875%, 5/1/2021		415,000	417,075
National Money Mart Co., 10.375%, 12/15/2016		450,000	502,312
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		100,000	102,250
Nielsen Finance LLC:
144A, 7.75%, 10/15/2018		100,000	107,250
11.5%, 5/1/2016		71,000	83,958
NII Capital Corp., 7.625%, 4/1/2021		235,000	249,394
Nuveen Investments, Inc.:
10.5%, 11/15/2015		510,000	540,600
144A, 10.5%, 11/15/2015		365,000	385,075
OMEGA Healthcare Investors, Inc., (REIT), 144A, 6.75%, 10/15/2022		405,000	403,988
Pinafore LLC, 144A, 9.0%, 10/1/2018		150,000	164,625
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		700,000	742,875
9.25%, 4/1/2015		785,000	822,287
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		804,000	834,150
Reynolds Group Issuer, Inc.:
144A, 6.875%, 2/15/2021		760,000	783,750
144A, 7.125%, 4/15/2019		1,355,000	1,409,200
144A, 8.25%, 2/15/2021		155,000	157,713
144A, 8.5%, 10/15/2016		620,000	663,400
144A, 8.75%, 5/15/2018		100,000	104,000
144A, 9.0%, 4/15/2019		390,000	413,887
SLM Corp., 8.0%, 3/25/2020		170,000	187,477
Susser Holdings LLC, 8.5%, 5/15/2016		215,000	232,200
Toys "R" Us Property Co. I, LLC, 10.75%, 7/15/2017		360,000	406,800
Tropicana Entertainment LLC, 9.625%, 12/15/2014*		730,000	365
Uncle Acquisition 2010 Corp., 144A, 8.625%, 2/15/2019		165,000	173,250
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		255,000	254,363
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		1,870,000	2,136,475
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		3,695,000	4,069,119
			45,652,943
Health Care 6.0%
Aviv Healthcare Properties LP, 144A, 7.75%, 2/15/2019		325,000	332,313
Community Health Systems, Inc., 8.875%, 7/15/2015		615,000	634,987
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021		805,000	842,231
HCA, Inc.:
7.875%, 2/15/2020		3,805,000	4,183,122
8.5%, 4/15/2019		270,000	302,063
9.25%, 11/15/2016		3,145,000	3,357,287
9.625%, 11/15/2016 (PIK)		520,000	556,400
9.875%, 2/15/2017		328,000	366,950
Mylan, Inc.:
144A, 7.625%, 7/15/2017		1,945,000	2,141,931
144A, 7.875%, 7/15/2020		190,000	210,425
STHI Holding Corp., 144A, 8.0%, 3/15/2018		240,000	247,200
Vanguard Health Holding Co. II, LLC:
8.0%, 2/1/2018		405,000	422,213
144A, 8.0%, 2/1/2018		370,000	384,800
Vanguard Health Systems, Inc., 144A, Zero Coupon, 2/1/2016		340,000	219,725
Warner Chilcott Co., LLC, 144A, 7.75%, 9/15/2018		545,000	568,162
			14,769,809
Industrials 12.3%
Accuride Corp., 9.5%, 8/1/2018		270,000	296,325
Actuant Corp., 6.875%, 6/15/2017		180,000	186,300
Aguila 3 SA, 144A, 7.875%, 1/31/2018		435,000	444,787
American Airlines, Inc., 144A, 7.5%, 3/15/2016 (c)		340,000	335,750
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		125,000	134,219
ARAMARK Corp., 8.5%, 2/1/2015		525,000	546,000
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		75,000	76,688
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		400,000	405,500
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019 (b)		240,000	242,700
BE Aerospace, Inc.:
6.875%, 10/1/2020		275,000	290,125
8.5%, 7/1/2018		830,000	919,225
Belden, Inc.:
7.0%, 3/15/2017		185,000	191,013
9.25%, 6/15/2019		425,000	475,469
Boart Longyear Management Pty, Ltd., 144A, 7.0%, 4/1/2021		270,000	281,138
Bombardier, Inc., 144A, 7.75%, 3/15/2020 (c)		2,055,000	2,322,150
Briggs & Stratton Corp., 6.875%, 12/15/2020		275,000	290,125
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		585,000	592,312
Cenveo Corp.:
8.875%, 2/1/2018		1,005,000	1,020,075
144A, 10.5%, 8/15/2016		240,000	241,800
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		645,000	625,650
Clean Harbors, Inc., 7.625%, 8/15/2016		203,000	216,703
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		130,350	92,549
Corrections Corp. of America, 7.75%, 6/1/2017		625,000	684,375
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		117,000	126,068
Deluxe Corp., 144A, 7.0%, 3/15/2019		250,000	251,250
DynCorp International, Inc., 144A, 10.375%, 7/1/2017		635,000	673,100
Esterline Technologies Corp., 7.0%, 8/1/2020		400,000	426,000
Florida East Coast Railway Corp., 144A, 8.125%, 2/1/2017		155,000	161,588
FTI Consulting, Inc., 144A, 6.75%, 10/1/2020		1,095,000	1,116,900
Garda World Security Corp., 144A, 9.75%, 3/15/2017		235,000	251,450
H&E Equipment Services, Inc., 8.375%, 7/15/2016		845,000	887,250
Heckler & Koch GmbH, 144A, 9.5%, 5/15/2018	EUR	420,000	568,156
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		250,000	260,625
144A, 7.125%, 3/15/2021		85,000	88,719
Interline Brands, Inc., 7.0%, 11/15/2018		395,000	404,381
K. Hovnanian Enterprises, Inc., 10.625%, 10/15/2016		255,000	256,275
Kansas City Southern de Mexico SA de CV:
144A, 6.125%, 6/15/2021		305,000	306,525
8.0%, 2/1/2018		850,000	941,375
Kansas City Southern Railway Co., 8.0%, 6/1/2015		455,000	494,812
Meritor, Inc.:
8.125%, 9/15/2015		205,000	215,250
10.625%, 3/15/2018		225,000	255,375
Navios Maritime Holdings, Inc., 144A, 8.125%, 2/15/2019		530,000	530,000
Navios South American Logisitcs, Inc., 144A, 9.25%, 4/15/2019		205,000	209,100
Nortek, Inc., 144A, 8.5%, 4/15/2021		510,000	486,412
Oshkosh Corp.:
8.25%, 3/1/2017		95,000	103,550
8.5%, 3/1/2020		185,000	203,500
Owens Corning, Inc., 9.0%, 6/15/2019		455,000	544,843
Ply Gem Industries, Inc.:
144A, 8.25%, 2/15/2018		190,000	187,625
13.125%, 7/15/2014		355,000	386,950
RailAmerica, Inc., 9.25%, 7/1/2017		264,000	292,380
RBS Global & Rexnord Corp.:
8.5%, 5/1/2018		885,000	960,225
11.75%, 8/1/2016 (c)		130,000	138,775
Rearden G Holdings EINS GmbH, 144A, 7.875%, 3/30/2020		170,000	186,354
Sitel LLC, 11.5%, 4/1/2018		350,000	329,875
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		330,000	336,600
7.5%, 10/1/2017		230,000	247,250
SPX Corp., 144A, 6.875%, 9/1/2017		250,000	267,500
The Geo Group, Inc., 7.75%, 10/15/2017		795,000	852,637
Titan International, Inc., 144A, 7.875%, 10/1/2017		1,230,000	1,322,250
TransDigm, Inc., 144A, 7.75%, 12/15/2018		500,000	531,250
Triumph Group, Inc.:
8.0%, 11/15/2017		80,000	85,700
8.625%, 7/15/2018		565,000	625,031
Tutor Perini Corp., 144A, 7.625%, 11/1/2018		435,000	432,281
United Rentals North America, Inc.:
9.25%, 12/15/2019		1,215,000	1,360,800
10.875%, 6/15/2016		590,000	676,287
USG Corp., 144A, 9.75%, 8/1/2014		200,000	215,000
			30,108,252
Information Technology 6.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		455,000	417,462
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		140,000	144,200
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		105,000	105,000
7.375%, 5/1/2018		460,000	479,550
Aspect Software, Inc., 10.625%, 5/15/2017		460,000	496,800
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,150,000	1,124,125
CDW LLC:
144A, 8.5%, 4/1/2019		415,000	421,225
11.0%, 10/12/2015		36,000	38,700
CommScope, Inc., 144A, 8.25%, 1/15/2019		665,000	696,587
eAccess Ltd., 144A, 8.25%, 4/1/2018		235,000	237,644
Equinix, Inc., 8.125%, 3/1/2018		1,100,000	1,188,000
Fidelity National Information Services, Inc.:
7.625%, 7/15/2017		135,000	148,500
7.875%, 7/15/2020		175,000	192,938
First Data Corp.:
144A, 7.375%, 6/15/2019		245,000	249,288
144A, 8.25%, 1/15/2021		935,000	932,662
144A, 8.875%, 8/15/2020		635,000	688,975
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,755,000	1,956,825
InterXion Holding NV, 144A, 9.5%, 2/12/2017	EUR	280,000	451,302
Jabil Circuit, Inc.:
5.625%, 12/15/2020		400,000	399,500
7.75%, 7/15/2016		135,000	152,888
MasTec, Inc., 7.625%, 2/1/2017		430,000	438,600
MEMC Electronic Materials, Inc., 144A, 7.75%, 4/1/2019		330,000	338,250
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		175,000	170,406
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		415,000	421,225
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		420,000	424,725
SunGard Data Systems, Inc.:
7.375%, 11/15/2018		185,000	188,700
10.25%, 8/15/2015		1,395,000	1,450,800
10.625%, 5/15/2015		400,000	437,000
Unisys Corp., 144A, 12.75%, 10/15/2014		185,000	218,531
Vangent, Inc., 9.625%, 2/15/2015		160,000	161,600
			14,772,008
Materials 15.6%
Aleris International, Inc., 144A, 7.625%, 2/15/2018		155,000	161,394
APERAM:
144A, 7.375%, 4/1/2016		305,000	316,056
144A, 7.75%, 4/1/2018		365,000	376,863
Appleton Papers, Inc., 11.25%, 12/15/2015		106,000	108,385
Ashland, Inc., 9.125%, 6/1/2017		415,000	473,100
Ball Corp.:
7.125%, 9/1/2016		1,420,000	1,554,900
7.375%, 9/1/2019		170,000	184,875
Berry Plastics Corp.:
5.028%**, 2/15/2015		1,965,000	1,945,350
8.25%, 11/15/2015		745,000	799,012
9.5%, 5/15/2018		235,000	239,113
9.75%, 1/15/2021		305,000	305,381
Boise Paper Holdings LLC, 8.0%, 4/1/2020		215,000	232,200
BWAY Parent Co., Inc., 144A, 10.125%, 11/1/2015 (PIK)		158,382	165,905
Calcipar SA, 144A, 6.875%, 5/1/2018		350,000	362,250
Celanese US Holdings LLC:
5.875%, 6/15/2021		235,000	240,288
6.625%, 10/15/2018		260,000	273,975
China Lumena New Materials Corp., 144A, 12.0%, 10/27/2014		635,000	658,812
Clearwater Paper Corp., 144A, 7.125%, 11/1/2018		515,000	535,600
Clondalkin Acquisition BV, 144A, 2.31%**, 12/15/2013		1,795,000	1,741,150
Compass Minerals International, Inc., 8.0%, 6/1/2019		325,000	359,125
Crown Americas LLC:
144A, 6.25%, 2/1/2021		70,000	72,538
7.625%, 5/15/2017		1,590,000	1,745,025
Crown European Holdings SA, 144A, 7.125%, 8/15/2018	EUR	250,000	375,965
Domtar Corp., 10.75%, 6/1/2017		300,000	385,500
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		1,770,000	1,789,912
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		335,000	335,000
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		180,000	187,200
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		428,424	394,150
10.0%, 3/31/2015		421,120	416,909
Georgia-Pacific LLC, 144A, 5.4%, 11/1/2020		1,665,000	1,730,911
Graham Packaging Co., LP, 8.25%, 10/1/2018		190,000	207,100
Graphic Packaging International, Inc.:
7.875%, 10/1/2018		90,000	98,100
9.5%, 6/15/2017		765,000	852,975
Greif, Inc., 7.75%, 8/1/2019		870,000	957,000
Hexcel Corp., 6.75%, 2/1/2015		405,000	413,606
Huntsman International LLC:
8.625%, 3/15/2020		455,000	508,462
8.625%, 3/15/2021		185,000	206,969
Ineos Finance PLC:
144A, 9.0%, 5/15/2015		195,000	211,331
144A, 9.25%, 5/15/2015	EUR	75,000	116,297
JMC Steel Group, 144A, 8.25%, 3/15/2018		240,000	247,800
Koppers, Inc., 7.875%, 12/1/2019		490,000	531,650
Longview Fibre Paper & Packaging, Inc, 144A, 8.0%, 6/1/2016		245,000	248,675
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		614,000	690,750
Momentive Performance Materials, Inc.:
144A, 9.0%, 1/15/2021		670,000	716,900
144A, 9.5%, 1/15/2021	EUR	255,000	387,154
Nalco Co., 144A, 6.625%, 1/15/2019		330,000	342,788
NewMarket Corp., 7.125%, 12/15/2016		495,000	516,037
Novelis, Inc.:
8.375%, 12/15/2017		1,070,000	1,166,300
8.75%, 12/15/2020		685,000	756,925
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	255,000	375,227
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		2,030,000	2,243,150
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		370,000	387,112
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		50,000	53,875
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		415,000	427,450
Radnor Holdings Corp., 11.0%, 3/15/2010*		90,000	9
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		370,000	396,825
Sealed Air Corp., 7.875%, 6/15/2017		2,360,000	2,659,390
Silgan Holdings, Inc., 7.25%, 8/15/2016		845,000	904,150
Solo Cup Co., 10.5%, 11/1/2013		1,270,000	1,323,975
Styrolution GmbH, 144A, 7.625%, 5/15/2016	EUR	145,000	208,669
Texas Industries, Inc., 9.25%, 8/15/2020		305,000	322,919
United States Steel Corp., 7.375%, 4/1/2020		595,000	623,262
Verso Paper Holdings LLC, 144A, 8.75%, 2/1/2019		90,000	90,000
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		545,000	571,569
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)*		328,799	158,646
			38,389,891
Telecommunication Services 15.9%
Buccaneer Merger Sub, Inc., 144A, 9.125%, 1/15/2019		90,000	96,413
CC Holdings GS V LLC, 144A, 7.75%, 5/1/2017		1,015,000	1,115,231
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,680,000	1,711,500
8.375%, 10/15/2020		1,360,000	1,377,000
8.75%, 3/15/2018		1,185,000	1,143,525
Clearwire Communications LLC:
144A, 12.0%, 12/1/2015		70,000	76,563
144A, 12.0%, 12/1/2017 (c)		300,000	327,375
Cricket Communications, Inc.:
7.75%, 5/15/2016		1,825,000	1,939,062
7.75%, 10/15/2020 (c)		2,415,000	2,390,850
10.0%, 7/15/2015		495,000	538,931
Crown Castle International Corp.:
7.125%, 11/1/2019		325,000	346,125
9.0%, 1/15/2015		560,000	621,600
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		320,000	361,600
Digicel Ltd., 144A, 8.25%, 9/1/2017		2,015,000	2,115,750
ERC Ireland Preferred Equity Ltd., 144A, 8.42%**, 2/15/2017 (PIK)	EUR	263,548	6,166
Frontier Communications Corp.:
6.25%, 1/15/2013		224,000	235,760
7.875%, 4/15/2015		85,000	92,438
8.25%, 4/15/2017		500,000	548,750
8.5%, 4/15/2020		665,000	729,006
8.75%, 4/15/2022		85,000	92,969
Hughes Network Systems LLC, 9.5%, 4/15/2014		1,215,000	1,251,450
Intelsat Jackson Holdings SA:
144A, 7.25%, 10/15/2020		920,000	922,300
144A, 7.5%, 4/1/2021		1,220,000	1,235,250
8.5%, 11/1/2019		835,000	893,450
11.25%, 6/15/2016		455,000	482,300
Intelsat Luxembourg SA:
11.25%, 2/4/2017		1,365,000	1,474,200
11.5%, 2/4/2017 (PIK)		2,325,468	2,520,226
144A, 11.5%, 2/4/2017 (PIK)		630,000	682,762
iPCS, Inc., 2.398%**, 5/1/2013		115,000	111,406
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		810,000	807,975
7.875%, 9/1/2018		580,000	624,225
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		1,990,000	2,007,412
Pacnet Ltd., 144A, 9.25%, 11/9/2015		200,000	201,000
Qwest Communications International, Inc.:
7.125%, 4/1/2018		3,380,000	3,663,075
8.0%, 10/1/2015		360,000	394,200
Qwest Corp., 8.375%, 5/1/2016		90,000	106,875
SBA Telecommunications, Inc.:
8.0%, 8/15/2016		115,000	124,919
8.25%, 8/15/2019		150,000	165,188
Sprint Nextel Corp., 8.375%, 8/15/2017		870,000	980,925
Telesat Canada, 11.0%, 11/1/2015		1,150,000	1,267,875
West Corp.:
144A, 7.875%, 1/15/2019		190,000	193,563
144A, 8.625%, 10/1/2018		50,000	52,688
Windstream Corp.:
7.0%, 3/15/2019		340,000	351,050
7.5%, 4/1/2023		465,000	478,950
7.75%, 10/15/2020		250,000	268,750
7.875%, 11/1/2017		1,155,000	1,263,281
8.125%, 9/1/2018		535,000	583,819
			38,975,728
Utilities 4.4%
AES Corp.:
8.0%, 10/15/2017		255,000	275,719
8.0%, 6/1/2020		375,000	405,937
Calpine Corp.:
144A, 7.5%, 2/15/2021		640,000	665,600
144A, 7.875%, 7/31/2020		745,000	789,700
Centrais Eletricas Brasileiras SA, 144A, 6.875%, 7/30/2019		2,545,000	2,875,850
Edison Mission Energy, 7.0%, 5/15/2017		1,105,000	914,387
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		805,000	426,650
Ferrellgas LP, 144A, 6.5%, 5/1/2021		160,000	159,400
Florida Gas Transmission Co., 144A, 7.9%, 5/15/2019		785,000	975,193
IPALCO Enterprises, Inc.:
144A, 5.0%, 5/1/2018		975,000	982,312
144A, 7.25%, 4/1/2016		185,000	207,663
NRG Energy, Inc.:
7.375%, 1/15/2017		1,145,000	1,207,975
144A, 7.625%, 1/15/2018		285,000	287,850
8.25%, 9/1/2020		285,000	292,125
Suburban Propane Partners LP, 7.375%, 3/15/2020		120,000	128,400
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		195,000	124,313
			10,719,074
Total Corporate Bonds (Cost $264,656,578)			278,785,811

Commercial Mortgage-Backed Security 0.4%
Citigroup Commercial Mortgage Trust, "AMP3", Series 2006-C5, 144A, 5.501%**, 10/15/2049 (Cost $1,003,493)		1,061,897	959,369

Government & Agency Obligations 9.7%
Other Government Related (d) 0.3%
Pemex Project Funding Master Trust, 5.75%, 3/1/2018		770,000	836,117
Sovereign Bonds 9.4%
Democratic Socialist Republic of Sri Lanka, 144A, 7.4%, 1/22/2015		565,000	617,969
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	1,538,314
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	788	261
Republic of El Salvador, 144A, 7.65%, 6/15/2035		1,235,000	1,274,520
Republic of Ghana, 144A, 8.5%, 10/4/2017		175,000	195,563
Republic of Lithuania:
144A, 5.125%, 9/14/2017		1,395,000	1,442,376
144A, 7.375%, 2/11/2020		1,450,000	1,696,847
Republic of Panama, 9.375%, 1/16/2023		2,610,000	3,543,075
Republic of Poland, 6.375%, 7/15/2019		2,550,000	2,906,538
Republic of South Africa, 6.875%, 5/27/2019		185,000	220,612
Republic of Uruguay:
7.875%, 1/15/2033 (PIK)		685,000	852,825
9.25%, 5/17/2017		1,825,000	2,388,012
Republic of Venezuela, 9.25%, 9/15/2027		1,090,000	773,900
Russian Federation:
144A, 5.0%, 4/29/2020		1,345,000	1,371,093
REG S, 7.5%, 3/31/2030		3,551,452	4,184,072
			23,005,977
Total Government & Agency Obligations (Cost $21,438,937)			23,842,094

Loan Participations and Assignments 7.7%
Senior Loans** 6.3%
Buffets, Inc., Letter of Credit, First Lien, 7.557%, 4/22/2015		46,772	37,651
Charter Communications Operating LLC, Term Loan, 7.25%, 3/6/2014		26,594	26,713
Chrysler Group LLC, Term Loan, 4.98%, 6/2/2017		100,000	99,585
Clear Channel Communications, Inc., Term Loan B, 3.841%, 1/28/2016		848,342	745,481
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		1,470,000	1,471,830
Dunkin' Brands, Inc., Term Loan B, 4.25%, 11/23/2017		518,700	520,225
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.191%, 3/26/2014		1,251,920	1,102,366
Letter of Credit, 2.307%, 3/26/2014		77,416	68,168
Kabel Deutschland GmbH, Term Loan, 8.712%, 11/19/2014 (PIK)	EUR	1,736,539	2,507,992
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		594,000	594,140
Roundy's Supermarkets, Inc., Second Lien Term Loan, 10.0%, 4/18/2016		495,000	501,393
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		369,075	372,382
Telesat Canada:
Term Loan I, 3.2%, 10/31/2014		1,392,005	1,389,137
Term Loan II, 3.2%, 10/31/2014		119,569	119,323
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		4,822,359	4,842,565
TowerCo Finance LLC, Term Loan B, 5.25%, 2/2/2017		500,000	503,957
Tribune Co., Term Loan B, LIBOR plus 3.0%, 6/4/2014*		404,875	276,580
VML US Finance LLC:
Delayed Draw Term Loan B, 4.7%, 5/25/2012		112,431	112,564
Term Loan B, 4.7%, 5/27/2013		194,647	194,879
			15,486,931
Sovereign Loans 1.4%
BOM Capital PLC, 144A, 6.699%, 3/11/2015		1,385,000	1,465,261
JSC VTB Bank, 144A, 6.315%, 2/22/2018		985,000	1,021,564
VIP Finance Ireland Ltd.:
144A, 6.493%, 2/2/2016		200,000	208,318
144A, 7.748%, 2/2/2021		565,000	596,996
			3,292,139
Total Loan Participations and Assignments (Cost $18,593,285)			18,779,070

Convertible Bonds 0.2%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020		235,000	282,881
Sonic Automotive, Inc., 5.0%, 10/1/2029		100,000	124,000
Total Convertible Bonds (Cost $335,250)			406,881

Preferred Securities 0.7%
Financials 0.5%
Citigroup Capital XXI, 8.3%, 12/21/2057		1,235,000	1,268,962
Materials 0.2%
Hercules, Inc., 6.5%, 6/30/2029		675,000	580,500
Total Preferred Securities (Cost $1,679,629)			1,849,462

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $15,000)	15	15,000

	Shares	Value ($)

Common Stocks 0.0%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	8,911	35,644
Dex One Corp.*	2,638	6,174
SuperMedia, Inc.*	493	2,140
Trump Entertainment Resorts, Inc.*	32	583
Vertis Holdings, Inc.	294	5,216
		49,757
Industrials 0.0%
Congoleum Corp.*	395,000	0
Quad Graphics, Inc.	317	13,111
		13,111
Materials 0.0%
GEO Specialty Chemicals, Inc.*	7,125	6,056
GEO Specialty Chemicals, Inc. 144A*	649	552
		6,608
Total Common Stocks (Cost $1,525,539)		69,476

Preferred Stock 0.2%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $378,187)	415	400,903

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	589	18
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	400	2,336
Total Warrants (Cost $87,876)		2,354

Securities Lending Collateral 2.9%
Daily Assets Fund Institutional, 0.14% (e) (f) (Cost $7,041,862)	7,041,862	7,041,862

Cash Equivalents 2.8%
Central Cash Management Fund, 0.13% (e) (Cost $6,876,766)	6,876,766	6,876,766

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $323,632,402)+	138.3	339,029,048
Other Assets and Liabilities, Net	(0.8)	(1,836,995)
Notes Payable	(37.5)	(92,000,000)
Net Assets	100.0	245,192,053

The following table represents bonds and senior loans that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
CanWest LP*	9.25%	8/1/2015	205,000	USD	205,000	34,850
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	290,000	USD	292,813	145
Hellas Telecommunications Finance SCA*	8.985%	7/15/2015	278,431	EUR	79,885	240
Radnor Holdings Corp.*	11.0%	3/15/2010	90,000	USD	79,463	9
Tribune Co.*	LIBOR plus 3.0%	6/4/2014	404,875	USD	404,622	276,580
Tropicana Entertainment LLC*	9.625%	12/15/2014	730,000	USD	547,250	365
Wolverine Tube, Inc.*	15.0%	3/31/2012	328,799	USD	328,955	158,646
					1,937,988	470,835

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** These securities are shown at their current rate as of May 31, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $324,364,257. At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $14,664,791. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $19,390,230 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,725,439.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) When-issued security.

(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at May 31, 2011 amounted to $6,804,060, which is 2.8% of net assets.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act.

REIT: Real Estate Investment Trust

At May 31, 2011, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (g)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2013	1,285,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	120,750	(6,395)	127,145
6/21/2010 9/20/2015	1,555,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, B+	176,716	(35,560)	212,276
Total unrealized appreciation							339,421

(g) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.

(h) The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 The Goldman Sachs & Co.

2 Bank of America

As of May 31, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	6,868,000	USD	9,790,163	6/15/2011	(89,897)	JPMorgan Chase Securities, Inc.

Currency Abbreviations
ARS Argentine Peso BRL Brazilian Real EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (i)
Corporate Bonds	$—	$277,564,666	$1,221,145	$278,785,811
Commercial Mortgage-Backed Security	—	959,369	—	959,369
Government & Agency Obligations	—	23,842,094	—	23,842,094
Loan Participations and Assignments	—	18,779,070	—	18,779,070
Convertible Bonds	—	406,881	—	406,881
Preferred Securities	—	1,849,462	—	1,849,462
Other Investments	—	—	15,000	15,000
Common Stocks (i)	57,069	—	12,407	69,476
Preferred Stock	—	400,903	—	400,903
Warrants (i)	—	—	2,354	2,354
Short-Term Investments (i)	13,918,628	—	—	13,918,628
Derivatives (j)	—	339,421	—	339,421
Total	$13,975,697	$324,141,866	$1,250,906	$339,368,469
Liabilities
Derivatives (j)	$—	$(89,897)	$—	$(89,897)
Total	$—	$(89,897)	$—	$(89,897)

There have been no transfers between Level 1 and Level 2 fair value measurements during the six months ended May 31, 2011.

(i) See Investment Portfolio for additional detailed categorizations.

(j) Derivatives include unrealized appreciation (depreciation) on open credit default swap contracts and open forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Corporate Bonds		Other Investments	Common Stocks
Balance as of November 30, 2010	$1,228,821		$15,000	$7,191
Realized gain (loss)	(1,179,691)		—	—
Change in unrealized appreciation (depreciation)	1,253,538		0	2,508
Amortization premium/discount	8,339		—	—
Net purchases (sales)	—		—	2,708
Transfers into Level 3	—		—	—
Transfers (out) of Level 3	(89,862	) (k)	—	—
Balance as of May 31, 2011	$1,221,145		$15,000	$12,407
Net change in unrealized appreciation (depreciation) from investments still held at May 31, 2011	$79,396		$0	$2,508

	Preferred Stock		Warrants	Total
Balance as of November 30, 2010	$89,287		$3,810	$1,344,109
Realized gain (loss)	—		—	(1,179,691)
Change in unrealized appreciation (depreciation)	—		(1,456)	1,254,590
Amortization premium/discount	—		—	8,339
Net purchases (sales)	—		—	2,708
Transfers into Level 3	—		—	—
Transfers (out) of Level 3	(89,287	) (k)	—	(179,149)
Balance as of Balance as of May 31, 2011	$—		$2,354	$1,250,906
Net change in unrealized appreciation (depreciation) from investments still held at May 31, 2011	$—		$(1,456)	$80,448

Transfer between price levels are recognized at the beginning of the reporting period.

(k) The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $309,713,774) — including $6,804,060 of securities loaned	$325,110,420
Investment in Daily Assets Fund Institutional (cost $7,041,862)*	7,041,862
Investment in Central Cash Management Fund (cost $6,876,766)	6,876,766
Total investments in securities, at value (cost $323,632,402)	339,029,048
Cash	821,552
Foreign currency, at value (cost $41,592)	47,021
Receivable for investments sold	647,182
Interest receivable	5,923,951
Unrealized appreciation on swap contracts	339,421
Foreign taxes recoverable	23,331
Other assets	74,376
Total assets	346,905,882
Liabilities
Payable upon return of securities loaned	7,041,862
Payable for investments purchased	733,533
Payable for investments purchased — when-issued securities	1,400,836
Notes payable	92,000,000
Unrealized depreciation on forward foreign currency exchange contracts	89,897
Interest on notes payable	60,989
Upfront payments received on closed swap contracts	41,955
Accrued management fee	180,716
Other accrued expenses and payables	164,041
Total liabilities	101,713,829
Net assets, at value	$245,192,053

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of May 31, 2011 (Unaudited) (continued)
Net Assets Consist of:
Undistributed net investment income	6,209,573
Net unrealized appreciation (depreciation) on: Investments	15,396,646
Swap contracts	339,421
Foreign currency	(78,550)
Accumulated net realized gain (loss)	(22,297,230)
Paid-in capital	245,622,193
Net assets, at value	$245,192,053
Net Asset Value
Net Asset Value per share ($245,192,053 ÷ 24,305,781 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$10.09

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2011 (Unaudited)
Investment Income
Income: Interest	$12,850,533
Income distributions — Central Cash Management Fund	5,241
Dividends	14,667
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	10,548
Total income	12,880,989
Expenses: Management fee	1,028,133
Services to shareholders	23,911
Custodian fee	25,840
Professional fees	48,839
Trustees' fees and expenses	5,574
Reports to shareholders	61,078
Interest expense	506,126
Stock exchange listing fees	12,558
Other	32,531
Total expenses	1,744,590
Net investment income (loss)	11,136,399
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	3,886,637
Swap contracts	26,163
Foreign currency	(459,387)
3,453,413
Change in net unrealized appreciation (depreciation) on: Investments	4,899,915
Swap contracts	74,789
Foreign currency	(328,943)
4,645,761
Net gain (loss)	8,099,174
Net increase (decrease) in net assets resulting from operations	$19,235,573

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2011 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$19,235,573
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(116,628,551)
Net purchases, sales and maturities of short-term investments	4,375,158
Net amortization/accretion of premium (discount)	(217,225)
Proceeds from sales and maturities of long-term investments	111,108,433
(Increase) decrease in interest receivable	37,680
(Increase) decrease in upfront payments paid on swap contracts	10,753
(Increase) decrease in other assets	(2,946)
(Increase) decrease in receivable for investments sold	1,307,673
Increase (decrease) in interest on notes payable	(15,571)
Increase (decrease) in payable for investments and when-issued securities purchased	653,920
Increase (decrease) in net payable for closed swap contracts	(5,203)
Increase (decrease) in accrued expenses and payables	12,294
Change in net unrealized (appreciation) depreciation on investments	(4,899,915)
Change in net unrealized (appreciation) depreciation on swap contracts	(74,789)
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	344,981
Net realized (gain) loss from investments	(3,886,637)
Cash provided (used) by operating activities	11,355,628
Cash Flows from Financing Activities
Distributions paid (net of reinvestment of distributions)	(10,684,487)
Cash provided (used) by financing activities	(10,684,487)
Increase (decrease) in cash	671,141
Cash at beginning of period (including foreign currency)	197,432
Cash at end of period (including foreign currency)	$868,573
Supplemental Disclosure
Reinvestment of distributions	$280,224
Interest paid on notes	$(521,697)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2011 (Unaudited)	Year Ended November 30, 2010
Operations: Net investment income	$11,136,399	$21,906,916
Net realized gain (loss)	3,453,413	10,813,259
Change in net unrealized appreciation (depreciation)	4,645,761	6,233,440
Net increase (decrease) in net assets resulting from operations	19,235,573	38,953,615
Distributions to shareholders from: Net investment income	(10,964,711)	(20,620,259)
Fund share transactions: Net proceeds from reinvestment of distributions	280,224	208,362
Net increase (decrease) in net assets from Fund share transactions	280,224	208,362
Increase (decrease) in net assets	8,551,086	18,541,718
Net assets at beginning of period	236,640,967	218,099,249
Net assets at end of period (including undistributed net investment income of $6,209,573 and $6,037,885, respectively)	$245,192,053	$236,640,967
Other Information
Shares outstanding at beginning of period	24,277,999	24,256,668
Shares issued to shareholders from reinvestment of distributions	27,782	21,331
Shares outstanding at end of period	24,305,781	24,277,999

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/11 (Unaudited)		2010	2009	2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$9.75		$8.99	$6.52	$9.61		$10.09		$9.75
Income (loss) from investment operations: Net investment incomea	.46		.90	.76	.67		.68		.72
Net realized and unrealized gain (loss)	.33		.71	2.49	(2.98)		(.38)		.40
Total from investment operations	.79		1.61	3.25	(2.31)		.30		1.12
Less distributions from: Net investment income	(.45)		(.85)	(.78)	(.78)		(.78)		(.78)
Rights offering costs	—		—	—	—		(.01	)b	—
Advisor reimbursement	—		—	—	—		.01		—
Net asset value, end of period	$10.09		$9.75	$8.99	$6.52		$9.61		$10.09
Market price, end of period	$11.00		$10.17	$8.28	$5.10		$8.45		$10.73
Total Return
Based on net asset value (%)c	8.32	**	18.71	54.34	(24.55	)d	3.12	b,d,f	11.87	d
Based on market price (%)c	13.10	**	34.58	81.73	(32.88)		(14.74)		14.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	245		237	218	158		233		208
Ratio of expenses before fee reductions (including interest expense) (%)	1.44	*	1.62	1.53	1.49		2.15		2.55
Ratio of expenses after fee reductions (including interest expense) (%)	1.44	*	1.62	1.53	1.48		2.14		2.54
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.02	*	1.07	1.04	1.04		1.02		1.03
Ratio of net investment income (%)	9.21	*	9.57	9.69	7.56		6.85		7.28
Portfolio turnover rate (%)	34		78	113	35		53		79
Total debt outstanding end of period ($ thousands)	92,000		92,000	88,500	41,500		20,000		52,750
Asset coverage per $1,000 of debte	3,665		3,572	3,464	4,810		12,652		4,934

a Based on average shares outstanding during the period.
b During the period ending November 30, 2007, the Fund issued 3,647,934 shares in connection with a rights offering of the Fund's shares. Without the effect of the rights offering costs, total return based on net asset value would have been 0.10% higher.
c Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to NAV at which the Fund's shares trade during the period.
d Total return would have been lower had certain fees not been reduced.
e Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
f Includes a non-recurring reimbursement from the Advisor for a fee previously charged to the Fund. Excluding this non-recurring reimbursement, total return would have been 0.09% lower.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Multi-Market Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and senior loans are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At November 30, 2010, the Fund had a net tax basis capital loss carryforward of approximately $24,924,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2015 ($813,000), November 30, 2016 ($10,986,000) and November 30, 2017 ($13,125,000), the respective expiration dates, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, swap contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the foreign currency positions and cash position at the Fund's custodian bank at May 31, 2011.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended May 31, 2011, the Fund bought or sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer, or to hedge portfolio credit risk. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of May 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2011, the investment in credit default swap contracts purchased had a total notional value generally indicative of a range from $0 to approximately $555,000, and the investment in credit default swap contracts sold had a total notional value generally indicative of approximately $2,840,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the US dollar may affect the US dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended May 31, 2011, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2011, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $7,727,000 to $9,790,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2011 and the related location in the accompanying Statement of Assets and Liabilities presented by the primary underlying risk exposure:
Asset Derivative	Swap Contracts
Credit Contracts (a)	$339,421

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on swap contracts
Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(89,897)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$26,163	$26,163
Foreign Exchange Contracts (b)	(217,177)	—	(217,177)
	$(217,177)	$26,163	$(191,014)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swap contracts

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$74,789	$74,789
Foreign Exchange Contracts (b)	(344,981)	—	(344,981)
	$(344,981)	$74,789	$(270,192)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swap contracts

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended May 31, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $116,628,551 and $111,108,433, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Fund pays a monthly investment management fee of 1/12 of the annualized rate of 0.85% of the Fund's average weekly net assets.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2011, the amount charged to the Fund by DISC aggregated $15,640, of which $10,785 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,304, of which $7,604 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Borrowings

The Fund has entered into a revolving credit agreement with a commercial bank (the "Lender"), which allows the Fund to borrow against a secured line of credit in an aggregate amount up to $115,000,000 ($92,000,000 prior to June 23, 2011). The borrowings under the line of credit are secured by a pledge of the Fund's portfolio securities. The revolving credit agreement facility has a maturity date of June 21, 2012 subject to early termination discussed below. There is no assurance the facility will be renewed in 2012. The notes payable represent a secured loan of $92,000,000, which is the amount drawn on the facility at May 31, 2011. The note bears interest at the commercial paper rate plus program fees. A commitment fee on any unused portion of the credit line is charged to the Fund and is included with "interest expense" in the Statement of Operations. The loan amounts and rates are reset periodically under the revolving credit agreement.

At May 31, 2011, the Fund had a notes payable outstanding of $92,000,000. The weighted average outstanding daily balance of all loans during the six months ended May 31, 2011 was approximately $92,000,000, with a weighted average borrowing cost of 1.10%. The borrowings were valued at cost, which approximates fair value.

Draws on the line of credit are funded by the issuance of commercial paper. The Lender's obligation under the revolving credit agreement is supported by a Standby Purchase Agreement between the Lender and a commercial bank. The Lender's commitment under the revolving credit agreement is subject to early termination on the scheduled termination date of the Standby Purchase Agreement. The Standby Purchase Agreement had an initial term of 364 days, and is renewable for additional periods, which may be shorter than 364 days. As such, the revolving credit agreement may be terminated by the Lender upon ninety (90) days notice if the Standby Purchase Agreement is not renewed at any time, and is also subject to other customary termination events.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne entirely by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem or meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments under the terms of its credit agreement. Moreover, certain covenants contained in the credit agreement impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

H. Share Repurchases

The Fund is authorized to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2011, the Fund did not repurchase shares.

Shareholder Meeting Results (Unaudited)

The Annual Meeting of Shareholders (the "Meeting") of DWS Multi-Market Income Trust (the "Fund") was held on June 3, 2011 at the offices of Deutsche Investment Management Americas Inc., 24th Floor, 345 Park Avenue, New York, New York 10154. At the close of business on April 8, 2011, the record date for the determination of shareholders entitled to vote at the Meeting, there were issued and outstanding 24,291,831 shares of beneficial interest, each share being entitled to one vote, constituting all of the Fund's outstanding voting securities. At the Meeting, the holders of 21,884,425 shares of beneficial interest were represented in person or by proxy, constituting a quorum. The following matter was voted upon by the shareholders (the resulting votes are presented below).

1. Election of Trustees — Class III
Number of Votes:
	For	Withheld
John W. Ballantine	21,305,934	578,492
Dawn-Marie Driscoll	21,349,124	535,302
Kenneth C. Froewiss	21,323,132	561,293
Rebecca W. Rimel	21,351,669	532,757

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date. If Shares are issued at a discount to the price at market on the Record Date, shareholders are treated for federal income tax purposes as having received a taxable distribution equal to the fair market value of the shares. In effect, the discount from market price is added to the amount of the distribution. Such amount is considered taxable income and is added to the cost basis of the issued Shares.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan can be expected to be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
NYSE Symbol	KMM
CUSIP Number	23338L 108

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a)	(b)	(c)	(d)
	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	0	n/a	n/a	n/a
January 1 through January 31	0	n/a	n/a	n/a
February 1 through February 28	0	n/a	n/a	n/a
March 1 through March 31	0	n/a	n/a	n/a
April 1 through April 30	0	n/a	n/a	n/a
May 1 through May 31	0	n/a	n/a	n/a

Total	0	n/a	n/a	n/a
The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 27, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 27, 2011